Fair Value Measurement - Fair Values of Investment Securities (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	$ 26,145
Fair Value Measurements on Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	26,145
Cash equivalents and short-term investments	44,898
Fair Value Measurements on Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents and short-term investments	18,753
Fair Value Measurements on Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	26,145
Cash equivalents and short-term investments	26,145
Fair Value Measurements on Recurring Basis | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	18,753
Fair Value Measurements on Recurring Basis | Money Market Funds | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	18,753
Fair Value Measurements on Recurring Basis | Government Sponsored Entities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	13,316
Fair Value Measurements on Recurring Basis | Government Sponsored Entities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	13,316
Fair Value Measurements on Recurring Basis | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	8,933
Fair Value Measurements on Recurring Basis | Corporate Debt Securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	8,933
Fair Value Measurements on Recurring Basis | Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	3,896
Fair Value Measurements on Recurring Basis | Commercial Paper | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	$ 3,896